COMMITMENTS AND CONTINGENCIES (Details) € in Millions, ¥ in Millions	1 Months Ended
	Jan. 31, 2021 EUR (€)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 EUR (€)
Loss Contingencies [Line Items]
Purchase commitments expected to be incurred within one year related to leasehold improvements and installation of equipment for hotel operations | ¥		¥ 360
Accrued contingencies | ¥		¥ 60
First payment made | €	€ 3
Maximum
Loss Contingencies [Line Items]
Commitment to purchase ordinary shares | €			€ 12